Income Tax Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

	2021	2020
	$	$
Income (loss) before income tax	559,039	10,046
Statutory tax rate	27%	27%
Expected tax expense (recovery)	151,000	3,000

Permanent differences	(26,000)	(10,000)
Effect of foreign exchange rate and other	(19,000)	(8,000)
Use of non-capital losses	125,000	-
Change in valuation allowance	(231,000)	15,000
Provision for income taxes	-	-